REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Room rentals [Member] USD ($)	Dec. 31, 2012 Room rentals [Member] CNY	Dec. 31, 2011 Room rentals [Member] CNY	Dec. 31, 2010 Room rentals [Member] CNY	Dec. 31, 2012 Revenue from managed hotels [Member] USD ($)	Dec. 31, 2012 Revenue from managed hotels [Member] CNY	Dec. 31, 2011 Revenue from managed hotels [Member] CNY	Dec. 31, 2010 Revenue from managed hotels [Member] CNY	Dec. 31, 2012 Food, beverage and others sales [Member] USD ($)	Dec. 31, 2012 Food, beverage and others sales [Member] CNY	Dec. 31, 2011 Food, beverage and others sales [Member] CNY	Dec. 31, 2010 Food, beverage and others sales [Member] CNY	Dec. 31, 2012 Souvenir card sales [Member] USD ($)	Dec. 31, 2012 Souvenir card sales [Member] CNY	Dec. 31, 2011 Souvenir card sales [Member] CNY	Dec. 31, 2010 Souvenir card sales [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2010 Others [Member] CNY
Principal Transaction Revenue [Line Items]
Revenues	$ 410,456	2,557,185	2,003,378	1,498,909	$ 348,759	2,172,804	1,752,107	1,345,457	$ 42,069	262,094	179,334	89,702	$ 7,291	45,428	35,073	31,013	$ 8,909	55,502	34,917	20,466	$ 3,428	21,357	1,947	12,271